Share-based Payments - Summary of Stock options outstanding and vested (Detail) - Options [member] shares in Thousands	12 Months Ended
Oct. 31, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	15,967,581
Weighted average contractual life remaining	6 years 9 months 3 days
Weighted average exercise price	$ 58.79
Stock options vested, number outstanding | shares	5,033,423
Stock option vested, weighted average exercise price	$ 55.17
$1.00 – $40.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	125,660
Weighted average contractual life remaining	10 months 6 days
Weighted average exercise price	$ 30.81
Stock options vested, number outstanding | shares	125,660
Stock option vested, weighted average exercise price	$ 30.81
$40.01 – $50.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	198,902
Weighted average contractual life remaining	1 year 1 month 6 days
Weighted average exercise price	$ 48.91
Stock options vested, number outstanding | shares	198,902
Stock option vested, weighted average exercise price	$ 48.91
$50.01 – $60.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	12,259,105
Weighted average contractual life remaining	7 years 1 month 2 days
Weighted average exercise price	$ 56.73
Stock options vested, number outstanding | shares	3,857,737
Stock option vested, weighted average exercise price	$ 55.21
$60.01 – $70.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	851,124
Weighted average contractual life remaining	3 years 1 month 13 days
Weighted average exercise price	$ 60.01
Stock options vested, number outstanding | shares	851,124
Stock option vested, weighted average exercise price	$ 60.01
$70.01 – $80.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	2,532,790
Weighted average contractual life remaining	7 years 1 month 2 days
Weighted average exercise price	$ 70.05
Stock option vested, weighted average exercise price	$ 70.05